ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Trade payables	54.4	50.9	81.7
Accrued payroll and related liabilities	23.6	21.8	32.7
Accrued interest	11.7	5.6	33.2
Accrued benefit obligation - pension plan (note 19)	7.4	7.3	6.9
Accrued benefit obligation - other employee future benefit plans (note 19)	5.8	5.3	6.8
Property taxes, including taxes in arrears, interest and related parties	0	0	0.7
Restructuring (note 24)	0.3	0.4	1.2
Lease obligation - paper recycling - current portion	0	0	2.3
Payables related to capital projects	3.9	0.9	3.7
Other	6.7	5.3	5.3
Accounts Payable and Accrued Liabilities, Current	113.80	97.50	174.50	171.60	173.30	269.40